Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	14.895
Maximum Aggregate Offering Price	$ 44,685,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,171.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock that become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction with respect to the shares being registered hereunder. The registration fee is calculated in accordance with Rule 457(c) under the Securities Act, estimated based on the high and low prices of the registrant's common stock as reported on the New York Stock Exchange on January 22, 2026. The registrant is filing this Registration Statement to register securities of the same class as those that remained unsold under a prior Registration Statement on Form S-3ASR (File No. 333-268339), initially filed on November 14, 2022 (the "Prior Registration Statement").